Employee Benefits - Changes to Defined Benefit Obligation Due to Reasonably Possible Changes to one of the Relevant Actuarial Assumptions (Detail) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Affect on defined benefit obligation due to reasonably possible 1% increase in actuarial assumption	₩ (123,568)
Percentage of reasonably possible 1% increase in actuarial assumption	(6.70%)
Affect on defined benefit obligation due to reasonably possible 1% decrease in actuarial assumption	₩ 138,196
Percentage of reasonably possible 1% decrease in actuarial assumption	7.50%
Expected future increase in salaries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Affect on defined benefit obligation due to reasonably possible 1% increase in actuarial assumption	₩ 136,385
Percentage of reasonably possible 1% increase in actuarial assumption	7.40%
Affect on defined benefit obligation due to reasonably possible 1% decrease in actuarial assumption	₩ (124,400)
Percentage of reasonably possible 1% decrease in actuarial assumption	(6.70%)